AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MAY 19, 2017

                                                             File No. 333-188279
                                                              File No. 811-22838

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                            /X/
                        POST-EFFECTIVE AMENDMENT NO. 8                       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/
                                 AMENDMENT NO. 11                            /X/

                                  THE KP FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 342-5734
              (Registrant's Telephone Number, including Area Code)

                                MICHAEL BEATTIE
                              C/O SEI INVESTMENTS
                            ONE FREEDOM VALLEY DRIVE
                            OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

SEAN GRABER, ESQUIRE                               DIANNE M. DESCOTEAUX, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                        C/O SEI INVESTMENTS
1701 MARKET STREET                                 ONE FREEDOM VALLEY DRIVE
PHILADELPHIA, PENNSYLVANIA 19103                   OAKS, PENNSYLVANIA 19456



    It is proposed that this filing become effective (check appropriate box)

          -----------------------------------------------------
          /X/ Immediately upon filing pursuant to paragraph (b) / / On [date] pursuant to paragraph (b)
          / / 60 days after filing pursuant to paragraph (a)(1) / / 75 days after filing pursuant to paragraph (a)(2) / / On [date] pursuant to paragraph (a) of Rule 485
          -----------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 333-188279 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 19th day of May, 2017.


                                                  THE KP FUNDS

                                                  By:           *
                                                     ---------------------------
                                                     Michael Beattie, President

Pursuant to the requirements of the Securities Act, this Post-effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

           *                             Trustee                  May 19, 2017
------------------------------
John K. Darr

           *                             Trustee                  May 19, 2017
------------------------------
William M. Doran

           *                             Trustee                  May 19, 2017
------------------------------
Joseph T. Grause, Jr.

           *                             Trustee                  May 19, 2017
------------------------------
Mitchell A. Johnson

           *                             Trustee                  May 19, 2017
------------------------------
Betty L. Krikorian

           *                             Trustee                  May 19, 2017
------------------------------
Robert A. Nesher

           *                             Trustee                  May 19, 2017
------------------------------
Bruce Speca

           *                             Trustee                  May 19, 2017
------------------------------
George J. Sullivan, Jr.

           *                             President                May 19, 2017
------------------------------
Michael Beattie

           *                             Treasurer,               May 19, 2017
------------------------------           Controller & Chief
Stephen Connors                          Financial Officer


*By: /s/ Dianne M. Descoteaux
     ------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact

                                 EXHIBIT INDEX


EXHIBIT NUMBER       DESCRIPTION

EX-101.INS           XBRL Instance Document

EX-101.SCH           XBRL Taxonomy Extension Schema Document

EX-101.CAL           XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF           XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB           XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE           XBRL Taxonomy Extension Presentation Linkbase